FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments
Cash	$ 8,858,247	$ 1,582,384
Current assets excluding cash	8,563,290	6,327,629
Total current assets	17,421,537	7,910,013
Current liabilities	(13,004,181)	(5,315,904)
Working capital	$ 4,417,356	$ 2,594,109